SCHEDULE OF DEPOSITS, PREPAYMENTS AND OTHER RECEIVABLES (Details)	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)
Receivables [Abstract]
Prepayments for operation	$ 3,004,889	$ 385,242	$ 375,952
Prepayments for market advisory service	2,730,000	350,000
Prepayments for marketing expenses	9,256,000	1,186,667
Total:	$ 14,990,889	$ 1,921,909	$ 375,952